Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JOHN HANCOCK INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Mar. 01, 2024
Class A C I R2 R4 R6 | John Hancock Emerging Markets Equity Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	John Hancock Emerging Markets Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds.Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or contingent deferred sales charge (CDSC) waivers (See Appendix 1 - Intermediary sales charge waivers, which includes information about specific sales charge waivers applicable to the intermediaries identified therein). More information about these and other discounts is available from your financial professional and beginning on page 24 of the prospectus under “Sales charge reductions and waivers” or page 121 of the fund’s Statement of Additional Information under “Sales Charges on Class A and Class C Shares.”
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2025February 28, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 37% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The “Total annual fund operating expenses” shown may not correlate to the fund’s ratios of expenses to average daily net assets shown in the “Financial highlights” section of the fund’s prospectus, which does not include “Acquired fund fees and expenses.“
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Shares Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	SharesNot Sold
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of emerging-market issuers. The manager may consider, but is not limited to, the classifications by the World Bank, the International Finance Corporation, or the United Nations and its agencies in determining whether a country is an emerging- or a developed-market country. The fund seeks to invest in securities that the manager considers to be undervalued or otherwise offer good prospects for capital growth.The fund intends to invest in equity securities listed on bona fide securities exchanges or actively traded on over-the-counter markets. Equity and equity-related securities include common stocks, preferred stocks, convertible securities, warrants, and other similar securities. The fund may also invest in other investment companies (including closed-end funds) and other pooled investment vehicles that are themselves dedicated to investment in developing or emerging market economies.Disciplined, fundamental-based, bottom-up stock selection lies at the heart of the manager’s investment process, which focuses on high quality companies within a diverse range of dynamic emerging economies. The manager seeks to invest in companies with strong assets that exhibit balance sheet strength, superior management, and high levels of free cash-flow to support a sustainable dividend payout. Although, there is no sector or geographical bias, the fund may focus its investments in a particular sector or sectors of the economy. The fund may invest in companies of any market capitalization.The manager considers environmental, social, and/or governance (ESG) factors, alongside other relevant factors, as part of its investment process. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. The ESG characteristics utilized in the fund’s investment process may change over time and one or more characteristics may not be relevant with respect to all issuers that are eligible fund investments.Due to volatile conditions in emerging markets, the fund’s investment process may result in a higher-than-average portfolio turnover ratio, which could increase transaction costs.The fund may attempt to mitigate the risk of unintended currency fluctuations through the use of exchange-listed or over-the-counter financial derivatives instruments, including currency forwards, non-deliverable forwards, currency options, and index options. The fund may also enter into forward currency contracts to facilitate the settlement of foreign securities purchases, repatriation of foreign currency balances, or exchange of one currency to another. The fund may use derivatives such as futures contracts and options on futures contracts to gain market exposure on uninvested cash, pending investment in securities, or to maintain liquidity to pay redemptions.
Risk [Heading]	rr_RiskHeading	Principal risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index.Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291 (Class A and Class C), Monday to Thursday, 8:00 a.m.—7:00 p.m., and Friday, 8:00 a.m.—6:00 p.m., Eastern time, or 888-972-8696 (Class I, Class R2, Class R4, and Class R6) between 8:30 a.m. and 5:00 p.m., Eastern time, on most business days.Please note that after-tax returns (shown for Class A shares only) reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes.Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan. After-tax returns for other share classes would vary.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-225-5291 (Class A and Class C), Monday to Thursday, 8:00 a.m.—7:00 p.m., and Friday, 8:00 a.m.—6:00 p.m., Eastern time, or 888-972-8696 (Class I, Class R2, Class R4, and Class R6) between 8:30 a.m. and 5:00 p.m., Eastern time, on most business days.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns (%)—Class A (sales charges are not reflected in the bar chart and returns would have been lower if they were)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	sales charges are not reflected in the bar chart and returns would have been lower if they were
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter:Q2 202028.31%Worst quarter:Q1 2020-22.94%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Please note that after-tax returns (shown for Class A shares only) reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Please note that after-tax returns (shown for Class A shares only)
Class A C I R2 R4 R6 | John Hancock Emerging Markets Equity Fund | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money.
Class A C I R2 R4 R6 | John Hancock Emerging Markets Equity Fund | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Class A C I R2 R4 R6 | John Hancock Emerging Markets Equity Fund | Credit And Counterparty Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of fund securities may not make timely payments or otherwise honor its obligations.
Class A C I R2 R4 R6 | John Hancock Emerging Markets Equity Fund | Economic And Market Events Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.
Class A C I R2 R4 R6 | John Hancock Emerging Markets Equity Fund | Emerging Markets Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Emerging-market risk. The risks of investing in foreign securities are magnified in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment and greater social, economic, and political uncertainties than more developed countries.
Class A C I R2 R4 R6 | John Hancock Emerging Markets Equity Fund | Greater China Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Greater China risk. Investments in the Greater China region may be subject to less developed trading markets, acute political risks such as possible negative repercussions resulting from China’s relationship with Taiwan or Hong Kong, and restrictions on monetary repatriation or other adverse government actions. For example, a government may restrict investment in companies or industries considered important to national interests, or intervene in the financial markets, such as by imposing trading restrictions, or banning or curtailing short selling. A small number of companies and industries may generally represent a relatively large portion of the Greater China market as a whole.
Class A C I R2 R4 R6 | John Hancock Emerging Markets Equity Fund | Hong Kong Stock Connect Program Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Hong Kong Stock Connect Program (Stock Connect) risk. Trading in China A-Shares through Stock Connect, a mutual market access program that enables foreign investment in the People’s Republic of China (PRC), is subject to certain restrictions and risks. Securities listed on Stock Connect may lose purchase eligibility, which could adversely affect the fund’s performance. Trading through Stock Connect is subject to trading, clearance, and settlement procedures that may continue to develop as the program matures. Any changes in laws, regulations and policies applicable to Stock Connect may affect China A-Share prices. These risks are heightened by the underdeveloped state of the PRC’s investment and banking systems in general.
Class A C I R2 R4 R6 | John Hancock Emerging Markets Equity Fund | Equity Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Equity securities risk. The price of equity securities may decline due to changes in a company’s financial condition or overall market conditions. Growth company securities may fluctuate more in price than other securities because of the greater emphasis on earnings expectations. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.
Class A C I R2 R4 R6 | John Hancock Emerging Markets Equity Fund | ESG Integration Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	ESG integration risk. The manager considers ESG factors that it deems relevant or additive, along with other material factors and analysis, when managing the fund. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. The manager may consider these ESG factors on all or a meaningful portion of the fund’s investments. Incorporating ESG criteria and making investment decisions based on certain ESG characteristics, as determined by the manager, carries the risk that the fund may perform differently, including underperforming, funds that do not utilize ESG criteria, or funds that utilize different ESG criteria.
Class A C I R2 R4 R6 | John Hancock Emerging Markets Equity Fund | Financial Services Sector Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Financial services sector risk. Financial services companies can be significantly affected by economic, market, and business developments, borrowing costs, interest-rate fluctuations, competition, and government regulation, among other factors.
Class A C I R2 R4 R6 | John Hancock Emerging Markets Equity Fund | Foreign Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign securities risk. Less information may be publicly available regarding foreign issuers, including foreign government issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets.
Class A C I R2 R4 R6 | John Hancock Emerging Markets Equity Fund | Hedging Derivatives And Other Strategic Transactions Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund’s volatility and could produce disproportionate losses, potentially more than the fund’s principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: foreign currency forward contracts, futures contracts, options, options on futures, and currency options. Foreign currency forward contracts, futures contracts, and options generally are subject to counterparty risk. Derivatives associated with foreign currency transactions are subject to currency risk.
Class A C I R2 R4 R6 | John Hancock Emerging Markets Equity Fund | High Portfolio Turnover Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.
Class A C I R2 R4 R6 | John Hancock Emerging Markets Equity Fund | Information Technology Companies Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Information technology companies risk. Information technology companies can be significantly affected by rapid obsolescence, short product cycles, competition from new market entrants, and heightened cybersecurity risk, among other factors.
Class A C I R2 R4 R6 | John Hancock Emerging Markets Equity Fund | Investment company securities risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Investment company securities risk. Fund shareholders indirectly bear their proportionate share of the expenses of any investment company in which the fund invests. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including advisory fees.
Class A C I R2 R4 R6 | John Hancock Emerging Markets Equity Fund | Large Company Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.
Class A C I R2 R4 R6 | John Hancock Emerging Markets Equity Fund | Liquidity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments.
Class A C I R2 R4 R6 | John Hancock Emerging Markets Equity Fund | Operational And Cybersecurity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Operational and cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.
Class A C I R2 R4 R6 | John Hancock Emerging Markets Equity Fund | Preferred And Convertible Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Preferred and convertible securities risk. Preferred stock dividends are payable only if declared by the issuer’s board. Preferred stock may be subject to redemption provisions. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. Convertible preferred stock’s value can depend heavily upon the underlying common stock’s value.
Class A C I R2 R4 R6 | John Hancock Emerging Markets Equity Fund | Sector Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.
Class A C I R2 R4 R6 | John Hancock Emerging Markets Equity Fund | Small And Mid Sized Company Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.
Class A C I R2 R4 R6 | John Hancock Emerging Markets Equity Fund | Warrants Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Warrants risk. The prices of warrants may not precisely reflect the prices of their underlying securities. Warrant holders do not receive dividends or have voting or credit rights. A warrant ceases to have value if not exercised prior to its expiration date.
Class A C I R2 R4 R6 | John Hancock Emerging Markets Equity Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	5.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee (for fund account balances under $1,000) ($)	rr_MaximumAccountFee	$ 20
Management fee	rr_ManagementFeesOverAssets	0.95%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Service plan fee	rr_Component1OtherExpensesOverAssets	none
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.22%
Total other expenses	rr_OtherExpensesOverAssets	0.22%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.48%	[2]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[3]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.32%
1 year	rr_ExpenseExampleYear01	$ 628
3 years	rr_ExpenseExampleYear03	930
5 years	rr_ExpenseExampleYear05	1,253
10 years	rr_ExpenseExampleYear10	$ 2,167
2016	rr_AnnualReturn2016	2.53%
2017	rr_AnnualReturn2017	41.57%
2018	rr_AnnualReturn2018	(17.18%)
2019	rr_AnnualReturn2019	26.06%
2020	rr_AnnualReturn2020	32.37%
2021	rr_AnnualReturn2021	(7.74%)
2022	rr_AnnualReturn2022	(27.56%)
2023	rr_AnnualReturn2023	4.18%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.94%)
1 year	rr_AverageAnnualReturnYear01	(1.02%)
5 year	rr_AverageAnnualReturnYear05	2.00%
Since inception	rr_AverageAnnualReturnSinceInception	1.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 16, 2015
Class A C I R2 R4 R6 | John Hancock Emerging Markets Equity Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee (for fund account balances under $1,000) ($)	rr_MaximumAccountFee	$ 20
Management fee	rr_ManagementFeesOverAssets	0.95%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Service plan fee	rr_Component1OtherExpensesOverAssets	none
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.22%
Total other expenses	rr_OtherExpensesOverAssets	0.22%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.18%	[2]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[3]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	2.02%
1 year	rr_ExpenseExampleYear01	$ 305
3 years	rr_ExpenseExampleYear03	667
5 years	rr_ExpenseExampleYear05	1,155
10 years	rr_ExpenseExampleYear10	2,323
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	205
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	667
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,155
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,323
1 year	rr_AverageAnnualReturnYear01	2.43%
5 year	rr_AverageAnnualReturnYear05	2.34%
Since inception	rr_AverageAnnualReturnSinceInception	1.31%
Class A C I R2 R4 R6 | John Hancock Emerging Markets Equity Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee (for fund account balances under $1,000) ($)	rr_MaximumAccountFee	none
Management fee	rr_ManagementFeesOverAssets	0.95%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Service plan fee	rr_Component1OtherExpensesOverAssets	none
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.22%
Total other expenses	rr_OtherExpensesOverAssets	0.22%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.18%	[2]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[3]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.02%
1 year	rr_ExpenseExampleYear01	$ 104
3 years	rr_ExpenseExampleYear03	359
5 years	rr_ExpenseExampleYear05	634
10 years	rr_ExpenseExampleYear10	$ 1,418
1 year	rr_AverageAnnualReturnYear01	4.48%
5 year	rr_AverageAnnualReturnYear05	3.36%
Since inception	rr_AverageAnnualReturnSinceInception	2.31%
Class A C I R2 R4 R6 | John Hancock Emerging Markets Equity Fund | Class R2
Risk Return Abstract	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee (for fund account balances under $1,000) ($)	rr_MaximumAccountFee	none
Management fee	rr_ManagementFeesOverAssets	0.95%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%	[4]
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.11%
Total other expenses	rr_OtherExpensesOverAssets	0.36%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.57%	[2]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[3]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.41%
1 year	rr_ExpenseExampleYear01	$ 144
3 years	rr_ExpenseExampleYear03	480
5 years	rr_ExpenseExampleYear05	840
10 years	rr_ExpenseExampleYear10	$ 1,854
1 year	rr_AverageAnnualReturnYear01	4.45%
5 year	rr_AverageAnnualReturnYear05	3.13%
Since inception	rr_AverageAnnualReturnSinceInception	2.11%
Class A C I R2 R4 R6 | John Hancock Emerging Markets Equity Fund | Class R4
Risk Return Abstract	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee (for fund account balances under $1,000) ($)	rr_MaximumAccountFee	none
Management fee	rr_ManagementFeesOverAssets	0.95%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.10%	[4]
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.11%
Total other expenses	rr_OtherExpensesOverAssets	0.21%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.42%	[2]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[3],[5]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.16%
1 year	rr_ExpenseExampleYear01	$ 118
3 years	rr_ExpenseExampleYear03	424
5 years	rr_ExpenseExampleYear05	752
10 years	rr_ExpenseExampleYear10	$ 1,680
1 year	rr_AverageAnnualReturnYear01	4.41%
5 year	rr_AverageAnnualReturnYear05	3.30%
Since inception	rr_AverageAnnualReturnSinceInception	2.24%
Class A C I R2 R4 R6 | John Hancock Emerging Markets Equity Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee (for fund account balances under $1,000) ($)	rr_MaximumAccountFee	none
Management fee	rr_ManagementFeesOverAssets	0.95%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Service plan fee	rr_Component1OtherExpensesOverAssets	none
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.11%
Total other expenses	rr_OtherExpensesOverAssets	0.11%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.07%	[2]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[3]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.91%
1 year	rr_ExpenseExampleYear01	$ 93
3 years	rr_ExpenseExampleYear03	324
5 years	rr_ExpenseExampleYear05	575
10 years	rr_ExpenseExampleYear10	$ 1,291
1 year	rr_AverageAnnualReturnYear01	4.59%
5 year	rr_AverageAnnualReturnYear05	3.49%
Since inception	rr_AverageAnnualReturnSinceInception	2.42%
Class A C I R2 R4 R6 | John Hancock Emerging Markets Equity Fund | Return After Taxes on Distributions | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(1.05%)
5 year	rr_AverageAnnualReturnYear05	1.27%
Since inception	rr_AverageAnnualReturnSinceInception	0.78%
Class A C I R2 R4 R6 | John Hancock Emerging Markets Equity Fund | Return After Taxes on Distributions and Sale of Shares | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(0.13%)
5 year	rr_AverageAnnualReturnYear05	1.86%
Since inception	rr_AverageAnnualReturnSinceInception	1.29%
Class A C I R2 R4 R6 | John Hancock Emerging Markets Equity Fund | MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	9.83%
5 year	rr_AverageAnnualReturnYear05	3.69%
Since inception	rr_AverageAnnualReturnSinceInception	3.11%

[1]	“Acquired fund fees and expenses” are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[2]	The “Total annual fund operating expenses” shown may not correlate to the fund’s ratios of expenses to average daily net assets shown in the “Financial highlights” section of the fund’s prospectus, which does not include “Acquired fund fees and expenses.“
[3]	The advisor contractually agrees to reduce its management fee by an annual rate of 0.15% of the fund’s average daily net assets. This agreement expires on February 28, 2025, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement, including the fund (the participating portfolios). This waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each participating portfolio. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[4]	“Service plan fee” has been restated to reflect maximum allowable fees.
[5]	The distributor contractually agrees to limit its Rule 12b-1 fees for Class R4 shares to 0.15%. This agreement expires on February 28, 2025, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.